Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
(a) Restricted cash

	March 31, 2020	March 31, 2019	March 31, 2018
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	332,605	313,057	296,275
Total restricted cash	332,605	313,057	296,275

(b) Non restricted cash

Current
Cash and bank balances	2,318,480	1,934,918	1,991,846

Total cash (a+b)	2,651,085	2,247,975	2,288,121
Bank overdraft used for cash management purposes	(1,235,794)	(1,553,203)	(2,121,537)
Cash and cash equivalents for the statement of cash flows	1,415,291	694,772	166,584